Organization and Business Description - Schedule of Revenue (Details) - VIE [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Revenue [Line Items]
Net revenue	$ 20,687,274	$ 23,502,010	$ 19,821,457
Net income	$ 1,727,900	$ 4,508,981	$ 3,438,466